Treasury shares	9 Months Ended
Sep. 30, 2022
Treasury shares,
Treasury shares

12.Treasury shares

For a discussion of our at the market offering program with Jefferies LLC for the fiscal year ended December 31, 2021, please refer to Note 11 “Share capital” of our Annual Report on Form 20-F for the year ended December 31, 2021 filed on March 22, 2022.

As of September 30, 2022, the Company has 6,221,617 treasury shares remaining.